Related Party Transactions - Transactions with Significant Influence Entities (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($) director	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) director	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Total	$ 175.1	$ 122.2	$ 319.8	$ 232.0
Number of directors | director	1		1
Related party
Related Party Transaction [Line Items]
Total	$ 2.3	1.8	$ 4.6	2.8
Trade receivables, net	3.9		3.9		$ 2.3
Perfomex | Related party
Related Party Transaction [Line Items]
Total	2.3	$ 1.8	4.6	$ 2.8
Trade receivables, net	2.8		2.8		2.3
Directors and officers | Related party
Related Party Transaction [Line Items]
Trade receivables, net	$ 1.1		$ 1.1		$ 0.0